Post-employment Benefits - Changes in net post-employment (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Post-employment pension plans.
Beginning of year	$ 771,468	$ 1,913,680
Retirement of discontinued operation		(1,111,119)
Net periodic cost	87,657	151,389
Remeasurement adjustments	(83,935)	(158,119)
Benefits paid	(42,141)	(24,363)
End of year	733,049	771,468
Pensions
Post-employment pension plans.
Beginning of year	267,345
Net periodic cost	57,093
Remeasurement adjustments	(70,149)	(113,456)
Benefits paid	(11,158)
End of year	243,131	267,345
Seniority Premiums
Post-employment pension plans.
Beginning of year	504,123
Net periodic cost	30,564
Remeasurement adjustments	(13,786)	(44,663)
Benefits paid	(30,983)
End of year	$ 489,918	$ 504,123